Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Australia 1.2%
Ansell Ltd.	379,242	11,903,419
Canada 5.3%
Alimentation Couche-Tard, Inc., Class B	605,647	22,149,319
Cameco Corp.(a)	792,933	15,834,872
Yamana Gold, Inc.	3,005,143	15,746,949
Total		53,731,140
China 1.2%
Tencent Holdings Ltd.	161,300	12,610,581
Denmark 0.7%
Novo Nordisk A/S, Class B	89,684	7,080,188
Finland 1.9%
UPM-Kymmene OYJ	446,892	17,064,979
Valmet OYJ	55,207	2,395,298
Total		19,460,277
France 5.8%
AtoS	97,803	6,540,556
Capgemini SE	58,974	11,026,357
DBV Technologies SA, ADR(b)	172,250	1,007,662
Eiffage SA	175,291	19,341,622
Sanofi	92,844	9,933,686
Total SE	223,715	10,434,237
Total		58,284,120
Germany 4.8%
Aroundtown SA	1,313,580	11,079,478
Bayer AG, Registered Shares	108,561	6,920,070
Covestro AG	167,392	11,692,112
Duerr AG	178,281	7,338,090
KION Group AG	106,728	11,346,839
Total		48,376,589
Hong Kong 1.9%
Hong Kong Exchanges and Clearing Ltd.	184,100	11,329,993
WH Group Ltd.	8,951,000	7,719,259
Total		19,049,252
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.4%
Amarin Corp. PLC, ADR(b)	116,512	528,964
Flutter Entertainment PLC(b)	20,272	3,788,205
Total		4,317,169
Israel 1.7%
Bank Hapoalim BM(b)	1,060,094	9,297,449
Bezeq Israeli Telecommunication Corp., Ltd.(b)	2,494,127	2,782,623
Check Point Software Technologies Ltd.(b)	48,368	5,658,089
Total		17,738,161
Italy 2.6%
Intesa Sanpaolo SpA	4,900,611	14,388,049
Recordati Industria Chimica e Farmaceutica SpA	224,413	12,507,488
Total		26,895,537
Japan 23.3%
Amano Corp.	365,600	9,628,529
BayCurrent Consulting, Inc.	18,800	5,653,066
COMSYS Holdings Corp.	451,600	12,970,678
Fujitsu Ltd.	45,600	7,438,385
Invincible Investment Corp.	15,960	6,487,473
ITOCHU Corp.	660,300	19,912,044
JustSystems Corp.	114,200	6,168,718
Kinden Corp.	346,800	5,831,191
Koito Manufacturing Co., Ltd.	196,600	12,935,741
Matsumotokiyoshi Holdings Co., Ltd.	356,700	15,460,207
Meitec Corp.	97,100	5,336,935
Nihon M&A Center, Inc.	331,600	8,068,007
Nippon Telegraph & Telephone Corp.	220,300	5,965,788
ORIX Corp.	793,900	14,025,747
Round One Corp.	679,600	8,966,415
Shionogi & Co., Ltd.	184,000	9,401,725
Ship Healthcare Holdings, Inc.	533,000	12,773,921
SoftBank Group Corp.	80,700	6,147,144
Sony Group Corp.	194,500	19,340,421
Sumitomo Mitsui Financial Group, Inc.	240,400	8,789,175
Takeda Pharmaceutical Co., Ltd.	488,477	16,691,933
Takuma Co., Ltd.	382,200	6,534,569
Columbia Overseas Core Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Uchida Yoko Co., Ltd.	107,700	4,682,158
ValueCommerce Co., Ltd.	226,900	6,316,684
Total		235,526,654
Netherlands 6.5%
ABN AMRO Bank NV(b)	662,652	8,872,853
ASR Nederland NV	320,270	13,793,629
ING Groep NV	1,003,363	14,040,161
Koninklijke Ahold Delhaize NV	419,554	12,214,196
Signify NV	273,542	16,918,178
Total		65,839,017
Norway 2.5%
SalMar ASA	193,312	14,271,775
Yara International ASA	211,741	11,295,155
Total		25,566,930
Pakistan 0.4%
Lucky Cement Ltd.(b)	456,899	2,708,657
Oil & Gas Development Co., Ltd.	2,105,175	1,301,116
Total		4,009,773
Russian Federation 1.1%
Sberbank of Russia PJSC, ADR	649,359	10,931,247
Singapore 2.0%
BW LPG Ltd.	737,072	5,094,189
Venture Corp., Ltd.	1,017,900	14,806,276
Total		19,900,465
South Africa 0.5%
Impala Platinum Holdings Ltd.	292,039	5,042,968
South Korea 3.1%
Hyundai Home Shopping Network Corp.	68,308	5,794,852
Samsung Electronics Co., Ltd.	226,940	16,289,808
Youngone Corp.	209,803	8,921,224
Total		31,005,884
Spain 2.2%
ACS Actividades de Construccion y Servicios SA	349,019	10,757,904
Endesa SA	278,061	8,016,850
Tecnicas Reunidas SA(b)	246,144	3,506,329
Total		22,281,083
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.0%
Granges AB	432,152	5,744,770
Samhallsbyggnadsbolaget i Norden AB	4,088,978	17,933,129
Sandvik AB	249,982	6,645,186
Total		30,323,085
Switzerland 3.8%
Landis+Gyr Group AG(b)	113,835	8,303,818
Nestlé SA, Registered Shares	81,398	10,054,133
Roche Holding AG, Genusschein Shares	56,615	19,818,175
Total		38,176,126
Taiwan 4.4%
Fubon Financial Holding Co., Ltd.	7,655,000	19,858,950
Parade Technologies Ltd.	270,000	14,588,383
Tripod Technology Corp.	2,264,000	10,313,609
Total		44,760,942
United Kingdom 14.1%
BP PLC	1,626,202	7,084,155
British American Tobacco PLC	445,938	17,175,426
BT Group PLC(b)	3,189,829	7,895,808
Crest Nicholson Holdings PLC(b)	971,983	6,307,594
DCC PLC	189,468	16,088,209
JD Sports Fashion PLC(b)	600,851	8,042,750
John Wood Group PLC(b)	1,039,177	3,601,275
Just Group PLC(b)	3,585,074	5,601,622
Liberty Global PLC, Class C(b)	575,766	15,672,351
Royal Dutch Shell PLC, Class B	943,247	17,149,411
TP Icap Group PLC	4,530,510	13,765,505
Vodafone Group PLC	10,300,452	18,675,289
WPP PLC	447,016	6,174,898
Total		143,234,293
United States 4.0%
ACADIA Pharmaceuticals, Inc.(b)	27,620	617,031
Aerie Pharmaceuticals, Inc.(b)	120,925	1,969,868
Alexion Pharmaceuticals, Inc.(b)	20,109	3,550,244
Broadcom, Inc.	10,776	5,089,828
Burford Capital Ltd.	792,348	9,508,176
Insmed, Inc.(b)	96,087	2,363,740
Primo Water Corp.	762,638	13,201,264

2	Columbia Overseas Core Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Quotient Ltd.(b)	351,343	1,461,587
Sage Therapeutics, Inc.(b)	33,286	2,316,706
Total		40,078,444
Total Common Stocks (Cost $834,718,934)		996,123,344

Preferred Stocks 0.6%
Issuer	Shares	Value ($)
Germany 0.6%
Porsche Automobil Holding SE	52,479	5,838,407
Total Preferred Stocks (Cost $4,598,734)		5,838,407
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(c),(d)	4,079,497	4,079,089
Total Money Market Funds (Cost $4,079,089)		4,079,089
Total Investments in Securities (Cost $843,396,757)		1,006,040,840
Other Assets & Liabilities, Net		5,590,797
Net Assets		$1,011,631,637

At May 31, 2021, securities and/or cash totaling $8,180,108 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,089,000 CAD	4,994,869 USD	Morgan Stanley	06/30/2021	—	(45,290)
10,701,000 GBP	14,849,689 USD	Morgan Stanley	06/30/2021	—	(337,242)
2,166,831,000 JPY	19,868,245 USD	Morgan Stanley	06/30/2021	135,856	—
33,515,727,000 KRW	29,831,533 USD	Morgan Stanley	06/30/2021	—	(252,050)
41,431,000 NOK	4,967,427 USD	Morgan Stanley	06/30/2021	13,062	—
689,622,000 TWD	24,788,713 USD	Morgan Stanley	06/30/2021	—	(192,535)
29,868,505 USD	38,469,000 AUD	Morgan Stanley	06/30/2021	—	(208,802)
9,974,122 USD	9,047,000 CHF	Morgan Stanley	06/30/2021	90,999	—
52,810,394 USD	43,768,000 EUR	Morgan Stanley	06/30/2021	591,475	—
5,041,987 USD	42,114,000 SEK	Morgan Stanley	06/30/2021	30,599	—
8,105,414 USD	10,734,000 SGD	Morgan Stanley	06/30/2021	10,459	—
Total				872,450	(1,035,919)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(7,916,108)	(3,964)	25.00	6/18/2021	(115,321)	(31,712)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2021.
Columbia Overseas Core Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	1,195,509	141,686,113	(138,802,533)	—	4,079,089	—	955	4,079,497
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Core Fund | Quarterly Report 2021

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1QT297_02_L01_(07/21)